ENTITY-WIDE DISCLOSURES (Major customers as a percentage of net sales) (Details)	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Customer A
Disclosure of major customers [line items]
Percentage of total net sales	18.60%	15.90%
Customer B
Disclosure of major customers [line items]
Percentage of total net sales	18.10%	13.90%
Customer C
Disclosure of major customers [line items]
Percentage of total net sales	10.70%	5.90%